INVENTORIES (Details) - CNY (¥) ¥ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
INVENTORIES
Crude oil and other raw materials	¥ 109,940	¥ 60,379
Work in progress	15,701	13,066
Finished goods	84,174	78,481
Spare parts and consumables	2,515	3,372
Inventories, book value	212,330	155,298
Less: Allowance for diminution in value of inventories	(4,897)	(3,107)	¥ (2,597)	¥ (6,401)
Inventories	¥ 207,433	¥ 152,191